Shareholder loan	12 Months Ended
Dec. 31, 2022
Shareholder loan
Shareholder loan

11.Shareholder loan:

On July 14, 2022, in connection with the Success TMS Acquisition, the Company assumed the obligation of Success TMS to repay a promissory note to Benjamin Klein, who is a significant shareholder, officer and director of the Company. The promissory note totals $2,090,264 and bears interest at a rate of 10% per annum and matures on May 1, 2024. Upon acquisition, the promissory note was fair valued using an interest rate of 12%. The carrying value of the shareholder loan as at December 31, 2022 is $2,112,438 (December 31, 2021 – nil; December 31, 2020 – nil). Interest expense for the year ended December 31, 2022 was $117,667 (December 31, 2021 – nil; December 31, 2020 – nil). During the year ended December 31, 2022, the Company repaid $84,208 of the shareholder loan (December 31, 2021 – nil; December 31, 2020 – nil).

Undiscounted cash flows for the shareholder loan as at December 31, 2022, inclusive of principal and interest, are as follows:

Total
2023	$209,026
2024	2,246,063
2025	—
2026	—
2027	—
Thereafter	—
Total cash payments	2,455,089

The Company has obligations to make periodic interest payments on the shareholder loans. The delay of such payments may result in potential defaults under the promissory note agreements.